(17) DEBENTURES	12 Months Ended
Dec. 31, 2018
Debentures Abstract
DEBENTURES

The movements in debentures are as follows:

	At December 31, 2017	Raised	Repayment	Interest, inflation adjustment and mark to market	Exchange rates	At December 31, 2018
Category
Measured at cost - Floating rate
TJLP	495,408	-	(46,768)	37,539	(5,080)	481,099
CDI	7,446,556	4,163,000	(4,832,370)	592,746	(652,185)	6,717,747
IPCA	1,311,432	-	-	118,026	(62,030)	1,367,428
Total at cost	9,253,396	4,163,000	(4,879,138)	748,311	(719,295)	8,566,274

Borrowing costs (*)	(76,870)	(17,261)	-	34,334	-	(59,796)

Measured at fair value - Floating rate
IPCA	-	416,600	-	10,389	-	426,989
Mark to market	-	-	-	7,378	-	7,378
Total at fair value	-	416,600	-	17,767	-	434,367

Total	9,176,527	4,562,339	(4,879,138)	800,412	(719,295)	8,940,845
Current	1,703,073					917,352
Noncurrent	7,473,454					8,023,493

(*) In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.

The detail on debentures are as follows :

Category	Annual Interest		December 31, 2018	December 31, 2017	Maturity range	Collateral
Measured at cost - Floating rate
TJLP	TJLP + 1%	(d)	481,099	495,408	2009 to 2029	Liens

CDI	(i) From 105.75% to 129.5% of CDI (ii) CDI + 0.27% to 1.90%	(a)	5,858,319	6,727,437	2015 to 2024	(i) CPFL Energia and CPFL-R guarantee (ii) Guarantee of CPFL Energia (iii) Fiduciary assignment of PCH Holding dividends
	From 107.75% to 114.50% of CDI	(a)	859,428	719,119	2018 to 2022	No guarantee

IPCA	IPCA + from 4.42% to 5.86%	(b) (c)	1,367,428	1,311,432	2019 to 2027	CPFL Energia guarantee

			8,566,274	9,253,396

	Borrowing costs (*)		(59,796)	(76,870)

Measured at fair value - Floating rate
IPCA	IPCA + 5.80%	(b)	426,989	-	2024 to 2026	CPFL Energia guarantee

	Mark to market		7,378	-

			434,367	-

	Total consolidated		8,940,845	9,176,526

Some debentures hold swaps converting IPCA variation to CDI variation. For further information about the considered rates, see note 33.
Effective rates:
(a) From 105.4% to 144.6% of CDI | CDI + from 0.75% to 4.76%
(b) IPCA + 4.42% to 6.31%
(c) From 101.74% to 103.3% of CDI
(d) TJLP + 3.48%

(*) In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.

As shown in the table above, the Company, in compliance with IFRS 9, classified its debentures as (i) financial liabilities measured at amortized cost; and (ii) financial liabilities measured at fair value through profit or loss.

The classification of debentures measured at fair value as financial liabilities is aimed at matching the effects of the recognition of revenues and expenses derived from the mark-to-market of hedging derivatives linked to such debentures, in order to obtain a more relevant and consistent accounting information. As at December 31, 2018, the balance of debentures designated at fair value totaled R$ 434,367.

The changes in the fair values of these debentures are recognized in the Company’s finance income (costs), except for the component of credit risk calculation, which is recognized in other comprehensive income. As at December 31, 2018, the accumulated losses obtained from the mark-to-market of such debentures amounted to R$ 7,378 which, offset by the gains obtained from the mark-to-market of the derivative instruments of R$ 21,012, undertaken to hedge the interest rate changes (note 33), generated a total gain of R$ 13,634.

The maturities of the debentures’ principal recognized in noncurrent liabilities are scheduled as follows:

2020	303,327
2021	3,578,382
2022	1,571,891
2023	1,055,538
2024	819,690
2025 to 2029	577,107
2030 to 2034	110,180
Total	8,016,115
Mark to market	7,378
Total	8,023,493

Main debentures issuances during the year

The funds obtained from the main issuances were used in the investment plan, refinancing of debts and improvement of working capital of subsidiaries and the payment of interest is semiannual.

			R$ thousand
Category	Issue	Quantity issued	Released in 2018	Released net of fundraising costs
Floating rate
CDI
CPFL Paulista	9th issue	1,380,000	1,380,000	1,379,022
CPFL Piratininga	9th issue	215,000	215,000	214,739
CPFL Brasil	4th issue	115,000	115,000	114,848
CPFL Santa Cruz	2nd issue	190,000	190,000	189,737
RGE	9th issue	220,000	220,000	219,733
RGE Sul	6th issue	520,000	300,000	299,677
CPFL Geração	10th issue	190,000	190,000	189,838
CPFL Geração	11th issue	1,400,000	1,400,000	1,397,949
CPFL Renováveis	8th issue	153,000	153,000	151,245
IPCA
CPFL Piratininga	10th issue	197,000	197,000	191,767
RGE Sul	7th issue	219,600	219,600	213,784
			4,579,600	4,562,339

Pre-payment

In 2018, R$ 3,247,401 were paid of issue of debentures, whose due date were April 2019 to September 2021.

RESTRICTIVE COVENANTS

The debentures issued by the Group companies require the compliance with certain financial covenants.

The calculations are made on an annual or semiannual basis, as appropriate. As the maximum and minimum ratios vary among the contracts, we present below the most critical parameters of each ratio, considering all contracts in effect at December 31, 2018:

Ratios required in the individual financial statements of the subsidiaries of CPFL Renováveis, issuers of debentures:

•       Debt Service Coverage Ratio minimum of 1.2.

•       Net indebtedness divided by Dividends Received maximum of 3.5.

Ratios required in the consolidated financial statements of CPFL Renováveis for debentures issued by CPFL Renováveis and its subsidiaries

•       Net indebtedness divided by EBITDA maximum of 4.0.

•       EBITDA divided by Financial income (expenses) minimum of 1.75.

Ratios required in the consolidated financial statements of CPFL Energia

•       Net indebtedness divided by EBITDA maximum between 3.0 and 3.75.

•       EBITDA divided by Finance Income (expenses) minimum of 2.25.

On June 19, 2018, CPFL Renováveis obtained from debenture holders a waiver from the requirement of compliance with the Debt Service Coverage Ratio and the Debt Service Coverage Ratio of the Transaction related to the 1st issue of debentures of CPFL Renováveis.

The Group’s management monitors these ratios on a systematic and constant basis, so that all conditions are met. The Group’s management believes that all covenants and financial and non-financial clauses whose indicators are properly complied at December 31, 2018, except by the mentioned above about the non direct subsidiary CPFL Renováveis for which the holding had the proper approvals from the finance institutions.